Document and Entity Information	Dec. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2019
Entity Registrant Name	SIGNET JEWELERS LIMITED
Entity Incorporation, State or Country Code	D0
Entity File Number	001-32349
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
City Area Code	441
Local Phone Number	296 5872
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000832988
Title of 12(b) Security	Common Shares of $0.18 each
Trading Symbol	SIG
Security Exchange Name	NYSE